Fair Value Measurements (Details) (Recurring, CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total fair value | Foreign currency forward contracts
Assets:
Derivative assets	490	3,834
Total	490	3,834
Total fair value | Interests rate swap contract
Liabilities:
Derivative liabilities	23,370	30,663
Total	23,370	30,663
Significant other observable inputs (Level 2) | Foreign currency forward contracts
Assets:
Derivative assets	490	3,834
Total	490	3,834
Significant unobservable inputs (Level 3) | Interests rate swap contract
Liabilities:
Derivative liabilities	23,370	30,663
Total	23,370	30,663